TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

25.TRADE AND OTHER PAYABLES

	2022	2021
	£’000	£’000
Trade payables	2,754	10,259
Accruals and other payables	5,042	4,986
Other taxation and social security	514	—
Total trade and other creditors	8,310	15,245

Within trade payables is £nil (2021: £7,194,000) for amounts due for mining equipment not yet received.

The directors consider that the carrying value of trade and other payables is equal to their fair value.

Contingent consideration

As part of the acquisition of DPN LLC up to a further 8.6m of shares being payable if certain contractual milestones related to the facility are fulfilled (see note 19).

The amount payable as contingent consideration is payable in shares and as such is revalued as at the balance sheet date and any gain or loss is recognised in profit or loss, which for the year ended 31 December 2021 amounted to £236k.

In June 2022, the Company issued 8,147,831 Ordinary Shares to settle £4m in contingent consideration. The remaining contingent consideration of £4m was not earned and as a result was reversed into profit or loss.